PROVISIONS - Contingent Asset - "AFA Plus Project" Claim (Details) - AFA Plus Project $ in Millions		1 Months Ended		12 Months Ended
	Jul. 20, 2012	Oct. 31, 2015 ARS ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 19, 2018 ARS ($)
Provisions
Referring price rate (as a percent)	20.00%
Investments made and expenses incurred				$ 269,000,000
Investments made and expenses incurred, included in PP&E				211,000,000
Compensation received from AFA for services provided and work performed				0
Compensation proposed by AFA for investment and expenditures incurred			$ 12.5
Waiting period to receive the proposed compensation			1 year
Amount due from AFA		$ 179,200,000
Claims brought for prejudicial mediation procedure					$ 353,477,495
Recoverable value of Work in progress and Materials recognized by the project				$ 211,000,000